Note 11 - Other Payables 1 (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Other Payables, Current	$ 7,561	$ 7,561
Hover [Member]
Other Payables, Current	1,400	1,400
Sunrise Development LLC [Member]
Other Payables, Current	5,700	5,700
Morgan Franklin Consulting LLC [Member]
Estimated Litigation Liability, Current	$ 400	$ 400